Acquisitions and Dispositions - 2013 Acquisitions Purchase Price Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 18, 2013
Business Acquisition [Line Items]
Goodwill	$ 3,013.7	$ 3,085.2	$ 4,108.3	$ 1,183.1
Total liabilities	$ (2.2)		$ (6.6)
WMS Acquisition
Business Acquisition [Line Items]
Current assets					$ 503.9
Long-term notes receivable					76.2
Property, plant and equipment, net					465.8
Goodwill					381.8
Intangible assets					325.0
Intellectual property					201.2
Other long-term assets					7.8
Total assets					1,961.7
Current liabilities					(158.9)
Deferred income taxes					(166.6)
Long-term liabilities					(150.3)
Total liabilities					(475.8)
Total equity purchase price					$ 1,485.9